Background information of business and organization (Tables)	12 Months Ended
Dec. 31, 2012
Background information of business and organization [Abstract]
Schedule of Subsidiaries

The Company's subsidiaries during 2012 are set out below:

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital RMB'000			Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:

Xinyuan International Property Investment Co., Ltd.	Cayman Islands October 6, 2011	US$	500	*	100%	Investment holding company

Xinyuan International (HK) Property Investment Co., Limited.	Hong Kong October 26, 2011	HK$	3,000	*	100%	Investment holding company

XIN Development Group International Inc.	United States November 10, 2011	US$	0	*	100%	Investment holding company

Xinyuan Real Estate, Ltd. ("Xinyuan")	Cayman Islands January 27, 2006	US$	50,000	*	100%	Investment holding company

South Glory International Ltd.	Hong Kong January 17, 2001	HK$	10	*	100%	Investment holding company

Victory Good Development Ltd.	Hong Kong January 17, 2001	HK$	10	*	100%	Investment holding company

Elite Quest Holdings Ltd.	Hong Kong November 19, 2001	HK$	10	*	100%	Investment holding company

XIN Irvine, LLC	United States July 12, 2012	US$	50	*	100%	Real estate development

Vista Sierra, LLC	United States May 1, 2012	US$	0	*	100%	Real estate development

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital RMB'000			Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:

XIN Development Management East, LLC	United States August 28, 2012	US$	1	*	100%	Property management services

XIN NY Holding, LLC	United States August 29, 2012	US$	1	*	100%	Investment holding company

421 Kent Development, LLC	United States August 29, 2012	US$	1	*	100%	Real estate development

Xinyuan (China) Real Estate, Ltd. ("WFOE")	The PRC April 10, 2006	US$	307,000	*	100%	Investment holding company

Henan Xinyuan Real Estate Co., Ltd. ("Henan Xinyuan")	The PRC May 19, 1997		200,000		100%	Real estate development

Henan Wanzhong Real Estate Co., Ltd.****	The PRC February 6, 2005		10,000		100%	Real estate development

Qingdao Xinyuan Xiangrui Real Estate Co., Ltd.	The PRC February 9, 2006		10,000		100%	Real estate development

Shandong Xinyuan Real Estate Co., Ltd.	The PRC June 2, 2006		300,000		100%	Real estate development

Xinyuan Property Service Co., Ltd.	The PRC December 28, 1998		50,000		100%	Property management services

Zhengzhou Mingyuan Landscape Engineering Co., Ltd.	The PRC February 17, 2004		2,000		100%	Landscaping engineering and management

Zhengzhou Xinyuan Computer Network Engineering Co., Ltd.	The PRC May 26, 2004		2,000		100%	Installation of intercom systems

Henan Wanzhuo Real Estate Co., Ltd.	The PRC December 29, 2011		20,000		100%	Real estate development

Suzhou Xinyuan Real Estate Development Co., Ltd.	The PRC November 24, 2006		200,000		100%	Real estate development

Anhui Xinyuan Real Estate Co., Ltd.	The PRC December 7, 2006		50,000		100%	Real estate development

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital RMB'000	Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:

Kunshan Xinyuan Real Estate Co., Ltd.	The PRC January 31, 2008	200,000	100%	Real estate development

Xinyuan Real Estate (Chengdu) Co., Ltd.	The PRC June 12, 2007	220,000	100%	Real estate development

Xuzhou Xinyuan Real Estate Co., Ltd.	The PRC November 09, 2009	50,000	100%	Real estate development

Henan Jiye Real Estate Co., Ltd.	The PRC November 15, 2009	50,000	100%	Real estate development

Beijing Xinyuan Wanzhong Real Estate Co., Ltd.	The PRC March 4, 2008	30,000	100%	Real estate development

Beijing Heju Construction Material Co. Ltd.	The PRC January 16, 2009	30,000	100%	Real estate development

Xinyuan Renju (Beijing) Asset Management Co., Ltd.	The PRC January 16, 2009	30,000	100%	Real estate development

Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. ("Jiantou Xinyuan") **	The PRC June 13, 2005	10,000	100%	Real estate development

Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. ***	The PRC July 7, 2006	10,000	52%	Real estate development

Beijing Xinyuan Priority Real Estate Consulting Co., Ltd.	The PRC March 8, 2012	30,000	100%	Leasing management services

Henan Xinyuan Priority Commercial Management Co., Ltd.	The PRC August 10, 2012	2,000	100%	Leasing management services

Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd.	The PRC September 20, 2012	200,000	100%	Real estate development

*	Expressed in US$'000 or HK$'000
**	Acquired on November 1, 2010, which was formerly a 45% owned equity investee
***	Owned by Jiantou Xinyuan and liquidated on April 6, 2012 (Note 22)
****	Liquidated on September 25, 2012